NIM
Nuveen Select Maturities Municipal Fund
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.4%
	MUNICIPAL BONDS – 96.5%
	National – 0.1%
$69	Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021, 1.877%, 7/25/37	No Opt. Call	AA+	70,415
	Alabama – 1.2%
85	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A, 4.000%, 7/01/37	7/28 at 100.00	Aa3	96,959
215	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A2	232,327
565	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	583,543
100	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	107,581
135	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	139,566
260	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	285,402
107	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	116,306
1,467	Total Alabama			1,561,684
	Alaska – 0.3%
370	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020A-II, 2.000%, 12/01/35	6/29 at 100.00	AA+	372,116
	Arizona – 3.8%
75	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	76,995
315	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	A1	323,918
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
425	5.000%, 7/01/25	7/22 at 100.00	A1	442,999
685	5.000%, 7/01/26	7/22 at 100.00	A1	713,242
685	5.000%, 7/01/27	7/22 at 100.00	A1	712,749
120	Arizona State, Certificates of Participation, Refunding Series 2019A, 5.000%, 10/01/27	No Opt. Call	Aa2	151,282
600	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	625,380

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$135	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	141,330
375	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	423,255
115	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	121,135
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
245	5.000%, 12/01/32	No Opt. Call	A3	325,064
730	5.000%, 12/01/37	No Opt. Call	A3	1,030,453
4,505	Total Arizona			5,087,802
	Arkansas – 0.1%
165	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44 (Mandatory Put 9/01/27)	3/27 at 100.00	BBB+	199,162
	California – 8.1%
100	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45 (Mandatory Put 4/01/26)	10/25 at 100.00	AA	108,373
95	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 5.000%, 6/01/30	No Opt. Call	A	128,193
390	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 3.750%, 2/01/32	2/27 at 100.00	AA	434,932
25	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	No Opt. Call	AA-	29,833
137	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	161,362
275	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/31, 144A	7/26 at 100.00	BB	315,881
1,040	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 3.250%, 12/31/32 – AGM Insured (AMT)	6/28 at 100.00	AA	1,138,675
105	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	116,951
290	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	323,321
205	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	227,206
150	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	171,543
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
710	5.000%, 12/01/27, 144A	No Opt. Call	BB	862,181
30	5.000%, 12/01/33, 144A	6/28 at 100.00	BB	35,728

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$135	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45 (Mandatory Put 11/01/29)	No Opt. Call	AA-	178,130
185	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38 (Mandatory Put 11/01/29)	No Opt. Call	AA-	244,104
220	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Variable Rate Demand Obligation Series 2003D, 5.000%, 5/01/33 (Mandatory Put 11/01/29)	No Opt. Call	AA-	290,285
250	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012, 5.000%, 1/01/24 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (4)	266,720
165	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BB	168,043
100	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/32	9/24 at 100.00	N/R	111,146
200	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	8/21 at 100.00	AA	200,604
1,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (5)	2/28 at 100.00	Aa1	1,181,070
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 – AGC Insured	No Opt. Call	AA	1,929,980
35	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	A	38,006
80	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	84,114
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2011, 0.010%, 8/01/37	No Opt. Call	AAA	1,485,680
415	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/29	1/25 at 100.00	A-	477,449
25	Santa Monica-Malibu Unified School District, Los Angeles County, California, General Obligation Bonds, School Faciliites Improvement District 1, Election 2018, Series 2021B, 2.250%, 8/01/47 (WI/DD, Settling 7/01/21)	8/29 at 100.00	Aa1	24,811
215	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/25	No Opt. Call	Baa2	247,650
10,577	Total California			10,981,971
	Colorado – 1.7%
750	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/30 (AMT)	12/27 at 100.00	A-	868,912
250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory Put 11/12/21)	No Opt. Call	BBB+	254,180
110	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	131,921
205	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	Baa1	212,421
100	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	110,051

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
$310	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	273,808
320	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	253,728
100	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 5.000%, 1/15/31	No Opt. Call	A-	131,856
100	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27	No Opt. Call	Ba1	108,609
2,245	Total Colorado			2,345,486
	Connecticut – 1.2%
370	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36	1/30 at 100.00	A+	436,692
50	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1, 4.000%, 7/01/28	No Opt. Call	BBB+	59,618
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42 (Mandatory Put 7/01/26)	No Opt. Call	AAA	106,834
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37 (Mandatory Put 7/03/23)	No Opt. Call	AAA	200,848
160	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49	1/24 at 100.00	AA-	165,810
100	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020E-3, 1.850%, 5/15/38	5/30 at 100.00	AAA	97,487
325	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	Aa3	339,515
90	Connecticut State, General Obligation Bonds, Series 2013C, 5.000%, 7/15/22	No Opt. Call	Aa3	94,555
120	Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/22	No Opt. Call	Aa3	125,587
20	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	Aa3	21,733
1,535	Total Connecticut			1,648,679
	Delaware – 0.3%
210	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	212,033
170	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	185,611
380	Total Delaware			397,644
	District of Columbia – 0.4%
120	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB-	125,090
355	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	395,697
25	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 4.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	28,378
500	Total District of Columbia			549,165

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 3.3%
$80	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	95,306
270	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017, 3.000%, 9/01/28 – AGM Insured	No Opt. Call	AA	305,006
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
555	5.000%, 6/01/22	12/21 at 100.00	AA	566,083
400	5.000%, 6/01/25	12/24 at 100.00	AA	463,256
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
40	4.750%, 11/01/23	No Opt. Call	BB+	41,540
370	6.000%, 11/01/33	11/23 at 100.00	BB+	402,157
300	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	330,087
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
665	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	8/21 at 104.00	N/R	685,834
575	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	8/21 at 104.00	N/R	591,963
85	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 3.750%, 7/01/33	1/28 at 100.00	Aaa	91,848
15	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2020A, 5.000%, 10/01/27	No Opt. Call	AA	18,785
90	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (4)	104,090
50	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34	9/30 at 86.77	A+	35,658
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
160	5.000%, 9/01/22	No Opt. Call	A+	168,814
350	5.000%, 9/01/23	9/22 at 100.00	A+	368,774
185	5.000%, 9/01/25	9/22 at 100.00	A+	194,389
4,190	Total Florida			4,463,590
	Georgia – 2.4%
70	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%, 8/01/25 – NPFG Insured (Pre-refunded 8/01/22)	8/22 at 100.00	N/R (4)	71,761
370	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B, 3.800%, 12/01/33	12/27 at 100.00	AAA	389,025
250	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2020A, 2.600%, 12/01/32	6/29 at 100.00	AAA	267,612
1,000	Georgia State, General Obligation Bonds, Series 2021A, 5.000%, 7/01/27 (WI/DD, Settling 7/01/21)	No Opt. Call	AAA	1,259,140

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$265	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	295,422
40	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2020B, 5.000%, 9/01/25	No Opt. Call	AA	47,509
900	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/23	10/22 at 100.00	Baa1	956,772
2,895	Total Georgia			3,287,241
	Guam – 0.2%
140	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A- (4)	154,248
150	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	163,684
290	Total Guam			317,932
	Hawaii – 1.4%
200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27	7/23 at 100.00	BB	219,122
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	1,094,300
20	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A, 5.000%, 7/01/29	7/25 at 100.00	AA-	23,388
510	HAWAIIAN ELECTRIC COMPANY INC and Its Subsidiaries, Special Purpose Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	550,310
1,730	Total Hawaii			1,887,120
	Idaho – 0.4%
475	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	506,678
	Illinois – 13.6%
	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding Series 2013A:
170	0.000%, 1/01/30 (Pre-refunded 7/01/23)	7/23 at 72.73	A2 (4)	122,920
100	0.000%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 65.29	A2 (4)	64,908
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
10	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	10,257
10	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	10,441
25	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	26,617
25	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	26,580
65	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	68,985

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
$15	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	15,385
15	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	15,662
25	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	26,617
35	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	37,212
40	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	42,452
1,215	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	1,512,553
750	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB	1,010,677
290	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30	12/27 at 100.00	BB	358,898
200	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB	246,866
255	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/21	No Opt. Call	BB	258,845
300	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/24	No Opt. Call	BB	343,845
310	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2015A, 5.000%, 1/01/33 (AMT)	1/25 at 100.00	A	353,006
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
60	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (4)	64,256
140	5.000%, 1/01/23	No Opt. Call	BBB+	149,225
225	5.000%, 1/01/24	No Opt. Call	BBB+	249,476
190	5.000%, 1/01/25	No Opt. Call	BBB+	218,173
180	5.000%, 1/01/26	No Opt. Call	BBB+	213,124
325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/21	No Opt. Call	A+	330,795
50	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%, 11/15/39	11/30 at 100.00	AA-	59,981
590	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 3.300%, 3/01/28 – BAM Insured	3/26 at 100.00	AA	648,180
215	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-2, 4.000%, 11/01/30	No Opt. Call	AA	242,843
1,850	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 4.000%, 2/15/24	No Opt. Call	AA+	2,033,002
455	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	477,982
560	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 4.625%, 9/01/39	9/24 at 100.00	AA+	607,751
305	Illinois Housing Development Authority, Revenue Bonds, Green Series 2021B, 2.150%, 10/01/41	4/30 at 100.00	Aaa	303,426

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, February Series 2014:
$320	5.000%, 2/01/24	No Opt. Call	Baa2	356,618
400	5.000%, 2/01/25	2/24 at 100.00	Baa2	446,164
325	5.000%, 2/01/26	2/24 at 100.00	Baa2	361,231
100	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/28	11/27 at 100.00	Baa2	122,548
400	Illinois State, General Obligation Bonds, Refunding September Series 2018B, 5.000%, 10/01/32	10/28 at 100.00	Baa2	492,972
	Illinois State, General Obligation Bonds, Refunding Series 2012:
335	5.000%, 8/01/21	No Opt. Call	Baa2	336,307
1,000	5.000%, 8/01/22	No Opt. Call	Baa2	1,051,210
	Illinois State, General Obligation Bonds, Series 2013:
280	5.500%, 7/01/25	7/23 at 100.00	Baa2	307,941
240	5.500%, 7/01/26	7/23 at 100.00	Baa2	263,302
520	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 12/01/31	1/26 at 100.00	AA-	618,758
450	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 1/01/26	No Opt. Call	AA-	537,890
460	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA-	542,883
25	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42	12/30 at 100.00	BBB	32,150
	North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019:
365	4.000%, 2/01/28 – BAM Insured	No Opt. Call	AA	425,364
200	4.000%, 2/01/29 – BAM Insured	2/28 at 100.00	AA	230,806
395	4.000%, 2/01/30 – BAM Insured	2/28 at 100.00	AA	449,984
255	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, 5.000%, 6/01/25	No Opt. Call	A	299,031
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
50	7.250%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	58,077
95	7.250%, 11/01/36 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	110,345
200	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	234,048
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
25	5.000%, 3/01/22	No Opt. Call	A	25,763
245	5.000%, 3/01/33	3/25 at 100.00	A	282,593
160	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	184,299
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/22	No Opt. Call	A	523,500
16,345	Total Illinois			18,444,724

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 1.4%
$80	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, 0.950%, 12/01/38 (Mandatory Put 4/01/26) (AMT)	No Opt. Call	A2	80,161
250	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1, 5.000%, 10/01/30 (WI/DD, Settling 7/06/21)	No Opt. Call	AA	334,365
10	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/24	No Opt. Call	AA	11,519
30	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41	7/30 at 100.00	Aaa	30,218
360	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41	7/30 at 100.00	Aaa	360,392
140	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	A+	160,107
250	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014, 5.000%, 2/01/29	8/24 at 100.00	A	283,602
600	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A2	639,162
1,720	Total Indiana			1,899,526
	Iowa – 0.4%
40	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	7/21 at 103.00	BB-	40,838
200	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	219,062
220	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	238,513
100	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021B, 2.200%, 7/01/41	7/30 at 100.00	AAA	101,378
560	Total Iowa			599,791
	Kansas – 0.7%
500	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, 5.000%, 11/15/54 (Mandatory Put 11/15/28) (WI/DD, Settling 7/01/21)	No Opt. Call	AA	644,770
100	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	105,601
150	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/22	No Opt. Call	A	158,118
750	Total Kansas			908,489
	Kentucky – 1.7%
30	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 4.000%, 2/01/36	2/30 at 100.00	Baa2	34,298
115	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32 (AMT)	6/31 at 100.00	A1	116,926
550	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/31	6/27 at 100.00	Baa2	642,972

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$225	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	245,911
385	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	427,754
125	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A1	140,679
100	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A1	119,222
500	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	504,540
50	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2013, 5.000%, 4/01/23 (ETM)	No Opt. Call	A+ (4)	53,041
25	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2021A, 5.000%, 4/01/29	No Opt. Call	AA-	32,094
2,105	Total Kentucky			2,317,437
	Louisiana – 3.1%
100	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%, 12/01/39	12/29 at 100.00	BB+	109,266
1,185	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	1,322,282
150	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/30	5/27 at 100.00	A	183,237
165	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, 5.000%, 5/15/29	5/26 at 100.00	A	196,862
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
525	5.000%, 5/15/22	No Opt. Call	A	546,362
355	5.000%, 5/15/24	No Opt. Call	A	401,047
30	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/29	7/23 at 100.00	A2	32,724
140	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/25	No Opt. Call	AA-	164,763
100	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/32 (Pre-refunded 6/01/25)	6/25 at 100.00	A (4)	117,037
590	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	609,358
105	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	138,978
100	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB	104,687

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B:
$25	5.000%, 12/01/31 – AGM Insured	12/28 at 100.00	AA	31,947
165	4.000%, 12/01/33 – AGM Insured	12/28 at 100.00	AA	192,248
3,735	Total Louisiana			4,150,798
	Maine – 0.2%
100	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/40	7/30 at 100.00	A+	118,663
100	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A, 2.050%, 11/15/41	5/30 at 100.00	AA+	98,494
55	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D, 2.550%, 11/15/40	5/29 at 100.00	AA+	56,870
35	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	36,511
290	Total Maine			310,538
	Maryland – 0.6%
335	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/30	9/27 at 100.00	CCC	351,348
180	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 2.700%, 9/01/34	3/29 at 100.00	Aa1	191,394
200	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 1.950%, 9/01/41	3/30 at 100.00	Aa1	196,332
100	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	101,925
815	Total Maryland			840,999
	Massachusetts – 0.8%
200	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A, 5.000%, 7/01/27	7/24 at 100.00	B-	203,222
100	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 4.000%, 10/01/32, 144A	10/22 at 105.00	BB+	108,380
105	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	130,050
60	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/33	7/28 at 100.00	A	74,754
100	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/36, 144A	7/30 at 100.00	BB+	120,722
35	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/37	7/31 at 100.00	A-	46,002
160	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2019-214, 2.800%, 12/01/39	6/29 at 100.00	AA+	169,595
70	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220, 2.125%, 12/01/40	6/30 at 100.00	AA+	69,843
65	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221, 2.200%, 12/01/41	6/30 at 100.00	AA+	64,983

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$100	Massachusetts State, General Obligation Bonds, Refunding Series 2020A, 5.000%, 6/01/44 (Mandatory Put 6/01/23)	No Opt. Call	Aa1	109,213
995	Total Massachusetts			1,096,764
	Michigan – 1.9%
400	Detroit Downtown Development Authority, Michigan, Tax Increment Bonds, Development Area 1 Projects, Refunding Series 1996B, 0.000%, 7/01/23	No Opt. Call	BB+	381,084
165	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A+	202,681
150	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A+	175,086
50	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.800%, 10/01/38	10/27 at 100.00	AA	55,177
270	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A, 2.250%, 10/01/41	10/30 at 100.00	AA	269,492
230	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.700%, 12/01/34	12/28 at 100.00	AA+	244,039
360	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C, 2.600%, 12/01/40	6/30 at 100.00	AA+	372,208
705	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F, 5.000%, 12/01/33 (AMT)	12/25 at 100.00	A1	824,364
2,330	Total Michigan			2,524,131
	Minnesota – 0.5%
114	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47	7/26 at 100.00	Aaa	119,551
105	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E, 2.500%, 7/01/40	7/29 at 100.00	AA+	108,240
70	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I, 2.000%, 7/01/40	1/30 at 100.00	AA+	69,680
100	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021D, 2.200%, 7/01/41	7/30 at 100.00	AA+	100,476
200	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2021A, 2.000%, 2/01/28 (WI/DD, Settling 7/08/21)	2/27 at 100.00	AAA	212,094
589	Total Minnesota			610,041
	Mississippi – 0.4%
130	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	136,764
175	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	176,836
100	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	8/21 at 100.00	BBB+	100,603
30	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A, 2.000%, 12/01/40	6/30 at 100.00	Aaa	29,860

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
$45	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 5.000%, 10/15/23	No Opt. Call	A+	49,610
480	Total Mississippi			493,673
	Missouri – 0.2%
100	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/26	11/25 at 100.00	N/R	105,192
100	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	105,896
30	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	31,224
230	Total Missouri			242,312
	Montana – 0.4%
260	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street, Series 2013A, 5.000%, 7/01/33	1/23 at 100.00	N/R	270,579
300	Forsyth, Montana Pollution Control Revenue Bonds, Portland General Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33	3/30 at 102.00	A1	313,497
560	Total Montana			584,076
	Nebraska – 0.9%
100	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A2	110,666
120	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA-	124,431
225	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D, 2.600%, 9/01/34	3/29 at 100.00	AA+	236,815
515	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A, 2.300%, 9/01/32	3/29 at 100.00	AA+	537,619
100	Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge Bonds, Series 2021, 2.000%, 6/01/27	6/26 at 100.00	Aaa	105,915
150	Saunders County School District 1, Ashland-Greenwood, Nebraska, General Obligation Bonds, Series 2021, 2.000%, 12/15/50	12/30 at 100.00	A+	147,111
1,210	Total Nebraska			1,262,557
	Nevada – 0.5%
200	Clark County, Nevada, General Obligation Bonds, Refunding Flood Control Series 2014, 4.000%, 11/01/33 (Pre-refunded 11/01/24)	11/24 at 100.00	AA+ (4)	224,646
65	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/34	7/27 at 100.00	Aa3	73,456
40	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013, 5.000%, 6/01/22	No Opt. Call	N/R	41,422
100	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A, 2.200%, 10/01/41	10/30 at 100.00	AA+	99,973
65	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%, 6/15/28, 144A	No Opt. Call	Ba2	67,807

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$200	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory Put 6/01/22)	No Opt. Call	A+	204,944
670	Total Nevada			712,248
	New Hampshire – 0.3%
255	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	307,259
115	New Hampshire Business Finance Authority, Water Facility Revenue Bonds, Pennichuck Water Works Inc Project , Series 2015A, 4.250%, 1/01/36 (Pre-refunded 1/01/26) (AMT)	1/26 at 100.00	N/R (4)	132,877
370	Total New Hampshire			440,136
	New Jersey – 7.8%
535	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/30	2/24 at 100.00	BBB+	590,977
205	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	216,275
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
375	5.000%, 6/15/22	No Opt. Call	BBB	389,955
375	5.000%, 6/15/23	6/22 at 100.00	BBB	389,707
210	5.000%, 6/15/24	6/22 at 100.00	BBB	217,978
510	5.000%, 6/15/25	6/22 at 100.00	BBB	528,447
150	5.000%, 6/15/26	6/22 at 100.00	BBB	155,129
125	4.250%, 6/15/27	6/22 at 100.00	BBB	128,010
300	5.000%, 6/15/28	6/22 at 100.00	BBB	309,492
220	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/28 (AMT)	1/24 at 100.00	A2	245,353
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	Baa1	1,169,050
125	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2019A, 2.200%, 10/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	133,146
65	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020D, 1.100%, 11/01/29 (Mandatory Put 12/01/27) (AMT)	No Opt. Call	A+	64,622
1,050	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 3.750%, 12/01/31 (AMT)	12/26 at 100.00	Aaa	1,135,543
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33	No Opt. Call	Baa1	976,179
1,590	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	Baa1	1,771,737
170	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	Baa1	177,645
175	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 3.750%, 6/15/33	12/28 at 100.00	Baa1	198,930

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$150	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2020D, 5.000%, 1/01/28	No Opt. Call	A+	183,906
165	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	175,440
250	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q, 3.000%, 1/01/22	No Opt. Call	Baa1	253,490
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
670	5.000%, 6/01/29	6/28 at 100.00	A	847,704
100	5.000%, 6/01/31	6/28 at 100.00	A-	125,244
170	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27	No Opt. Call	BBB	174,342
9,965	Total New Jersey			10,558,301
	New Mexico – 0.3%
60	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34	1/29 at 100.00	Aaa	63,937
325	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	378,072
385	Total New Mexico			442,009
	New York – 5.3%
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015:
210	5.000%, 7/01/23	No Opt. Call	BBB	228,759
205	5.000%, 7/01/24	No Opt. Call	BBB	231,570
120	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	130,116
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/28, 144A	6/27 at 100.00	BBB-	246,200
775	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A, 5.000%, 5/15/25	5/22 at 100.00	AA	807,581
140	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	8/21 at 100.00	AA-	140,603
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
240	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	238,843
170	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	165,803
295	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	307,254
375	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	395,636
155	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	166,376
505	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-2S, 4.000%, 2/01/22	No Opt. Call	N/R	515,964

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$120	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E, 5.000%, 11/15/33	11/30 at 100.00	A3	156,703
105	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012D, 5.000%, 11/15/29	11/22 at 100.00	A3	111,155
60	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	68,341
105	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A, 1.125%, 5/01/60 (Mandatory Put 11/01/24)	5/22 at 100.00	AA+	105,597
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
25	4.000%, 1/01/32 – AGM Insured	1/31 at 100.00	AA	30,908
100	3.000%, 1/01/33 – AGM Insured	1/31 at 100.00	AA	112,101
180	3.000%, 1/01/46 – AGM Insured	1/31 at 100.00	AA	193,995
350	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1, 5.000%, 8/01/29	No Opt. Call	AA	457,860
100	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I, 3.625%, 11/01/33	11/27 at 100.00	Aa2	110,914
215	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P, 2.600%, 11/01/34	5/28 at 100.00	Aa2	225,092
205	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.500%, 11/01/34	5/28 at 100.00	Aa2	225,299
120	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223, 2.650%, 10/01/34	10/28 at 100.00	Aa1	126,372
100	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225, 2.300%, 10/01/40	10/29 at 100.00	Aa1	100,906
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
135	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	146,846
230	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	249,893
185	5.000%, 7/01/34 (AMT)	7/24 at 100.00	BBB	208,564
100	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	112,536
40	4.000%, 7/01/46 – AGM Insured (AMT)	7/24 at 100.00	AA	43,599
500	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	562,100
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015:
60	5.000%, 1/01/22 (AMT)	No Opt. Call	BBB	61,333
60	5.000%, 1/01/23 (AMT)	No Opt. Call	BBB	63,967
100	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 5.000%, 10/01/35 (AMT)	10/30 at 100.00	Baa3	129,912
6,585	Total New York			7,178,698

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 1.4%
$100	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40	1/29 at 100.00	AA+	105,836
1,340	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	1,580,262
250	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C, 0.000%, 7/01/27	7/26 at 96.08	BBB	220,113
1,690	Total North Carolina			1,906,211
	North Dakota – 0.5%
100	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/32	12/21 at 100.00	Baa2	101,333
85	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C, 3.200%, 7/01/39	7/28 at 100.00	Aa1	90,784
55	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A, 2.700%, 7/01/35	7/29 at 100.00	Aa1	58,136
100	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B, 2.350%, 7/01/40	1/30 at 100.00	Aa1	102,256
100	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2021A, 2.250%, 7/01/41	7/30 at 100.00	Aa1	100,719
200	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/28	No Opt. Call	BBB-	240,378
640	Total North Dakota			693,606
	Ohio – 5.3%
145	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	AA- (4)	150,884
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
150	5.000%, 6/01/28	No Opt. Call	A	192,411
75	5.000%, 6/01/30	No Opt. Call	A	100,080
200	5.000%, 6/01/31	6/30 at 100.00	A-	265,250
130	5.000%, 6/01/32	6/30 at 100.00	A-	171,616
505	5.000%, 6/01/35	6/30 at 100.00	A-	657,384
100	5.000%, 6/01/36	6/30 at 100.00	A-	129,611
30	4.000%, 6/01/48	6/30 at 100.00	BBB+	35,089
100	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	116,901
150	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 4/01/27	No Opt. Call	AAA	187,074
480	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	496,219
40	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.500%, 8/15/24	8/21 at 100.00	A-	40,152

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$20	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 3.000%, 8/01/40	2/31 at 100.00	A+	21,502
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
45	5.000%, 10/01/21	No Opt. Call	Aa3	45,539
35	5.000%, 10/01/22	No Opt. Call	Aa3	37,105
45	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (6)	No Opt. Call	N/R	56
100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (6)	No Opt. Call	N/R	125
425	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	531
90	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (6)	No Opt. Call	N/R	113
130	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (6)	No Opt. Call	N/R	162
335	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	350,242
215	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	238,145
350	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	388,073
100	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	106,316
100	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	104,106
45	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	50,389
155	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39	9/28 at 100.00	Aaa	164,895
105	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40	3/29 at 100.00	Aaa	110,269
25	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40	9/29 at 100.00	Aaa	25,603
2,320	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3, 0.000%, 2/15/34 (5)	2/31 at 100.00	Aa3	2,907,146
120	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (6)	No Opt. Call	N/R	150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$230	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (6)	No Opt. Call	N/R	287
110	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (6)	No Opt. Call	N/R	138
220	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (6)	No Opt. Call	N/R	275
235	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (6)	No Opt. Call	N/R	294
110	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (6)	No Opt. Call	N/R	138
85	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	93,041
7,855	Total Ohio			7,187,311
	Oklahoma – 1.4%
70	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Refunding Series 2020, 4.000%, 12/01/28	No Opt. Call	A	84,685
115	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020, 2.750%, 9/01/31	9/30 at 100.00	A	126,855
800	Caddo County Governmental Building Authority, Oklahoma, Sales Tax Revenue Bonds, Refunding Series 2018, 3.625%, 9/01/33	9/28 at 100.00	BBB+	873,664
250	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/31	12/27 at 100.00	A	309,023
220	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/28	No Opt. Call	Baa3	273,871
30	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35	3/29 at 100.00	Aaa	31,635
125	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019, 5.000%, 3/01/31	3/29 at 100.00	A-	158,484
1,610	Total Oklahoma			1,858,217
	Oregon – 1.0%
1,250	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Deferred Interest Series 2017B, 0.000%, 6/15/31	6/27 at 85.82	AA+	986,063
25	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020B-1, 3.250%, 11/15/25	11/21 at 100.00	N/R	25,144
360	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	374,994
1,635	Total Oregon			1,386,201
	Pennsylvania – 5.3%
100	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%, 2/01/30	No Opt. Call	AA	132,127

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	122,030
220	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (6)	No Opt. Call	N/R	275
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
115	5.000%, 11/01/29	11/27 at 100.00	BB-	127,787
145	4.000%, 11/01/32	11/27 at 100.00	BB-	148,060
115	3.750%, 11/01/42	11/27 at 100.00	BB-	110,010
345	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-3, 5.000%, 2/01/40 (Mandatory Put 2/01/30)	8/29 at 101.50	BB-	374,556
400	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	459,276
100	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	121,453
185	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%, 4/01/43 (Mandatory Put 4/01/30)	10/29 at 100.00	AA-	239,447
240	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	244,049
455	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	462,394
175	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	190,307
5	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (6)	No Opt. Call	N/R	6
500	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B, 5.500%, 1/01/27	1/24 at 100.00	AA	561,070
250	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	281,032
230	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/25 (AMT)	No Opt. Call	BBB	273,682
150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 5.000%, 5/01/42	11/22 at 100.00	BB+	154,732
250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.400%, 10/01/32 (AMT)	4/27 at 100.00	AA+	269,755
25	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32 (AMT)	10/27 at 100.00	AA+	26,923

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 2.950%, 10/01/34	10/28 at 100.00	AA+	106,426
150	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-132A, 2.300%, 10/01/35	10/29 at 100.00	AA+	155,304
160	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133, 2.350%, 10/01/40	10/29 at 100.00	AA+	164,491
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
400	5.000%, 6/01/29	6/26 at 100.00	A3	479,528
855	5.000%, 6/01/35	6/26 at 100.00	A3	1,019,690
250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017, 5.000%, 12/01/32	12/27 at 100.00	A3	309,925
65	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	6/21 at 100.00	N/R	65,000
90	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB+	97,065
50	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	51,649
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding & Improvement Series 2011, 5.750%, 8/01/21 (ETM)	No Opt. Call	A- (4)	331,462
115	Wilson School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2021C, 4.000%, 5/15/30	5/29 at 100.00	AA	140,247
6,670	Total Pennsylvania			7,219,758
	Puerto Rico – 2.1%
135	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	148,748
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
215	5.250%, 7/01/24	7/22 at 100.00	CCC	227,547
115	4.250%, 7/01/25	7/22 at 100.00	CCC	120,345
220	5.000%, 7/01/33	7/22 at 100.00	CCC	232,186
130	5.125%, 7/01/37	7/22 at 100.00	CCC	137,393
55	5.250%, 7/01/42	7/22 at 100.00	CCC	58,210
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
282	0.000%, 7/01/27	No Opt. Call	N/R	258,515
354	0.000%, 7/01/29	7/28 at 98.64	N/R	309,191
634	0.000%, 7/01/31	7/28 at 91.88	N/R	511,898
352	0.000%, 7/01/33	7/28 at 86.06	N/R	264,764
251	4.500%, 7/01/34	7/25 at 100.00	N/R	278,645

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
$127	4.329%, 7/01/40	7/28 at 100.00	N/R	142,659
169	4.329%, 7/01/40	7/28 at 100.00	N/R	189,838
3,039	Total Puerto Rico			2,879,939
	Rhode Island – 0.2%
200	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (4)	222,968
50	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%, 10/01/40	10/29 at 100.00	AA+	52,045
250	Total Rhode Island			275,013
	South Carolina – 0.1%
130	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	141,137
	South Dakota – 0.1%
	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018B:
50	3.850%, 11/01/33	11/27 at 100.00	AAA	55,432
45	4.050%, 11/01/38	11/27 at 100.00	AAA	50,016
75	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41	5/30 at 100.00	AAA	75,533
170	Total South Dakota			180,981
	Tennessee – 1.1%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
105	4.000%, 1/01/22	No Opt. Call	A+	106,955
180	5.000%, 1/01/23	No Opt. Call	A+	192,715
100	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A (6)	No Opt. Call	N/R	60,000
100	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A2	113,233
60	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A, 5.000%, 5/01/52 (Mandatory Put 11/01/31)	8/31 at 100.85	A2	79,572
920	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	976,866
1,465	Total Tennessee			1,529,341
	Texas – 6.0%
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
40	5.000%, 1/01/28	1/27 at 100.00	BB+	46,322
55	5.000%, 1/01/30	1/27 at 100.00	BB+	62,834

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/31	7/25 at 100.00	A-	1,151,070
25	City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019, 5.000%, 9/01/34	9/28 at 100.00	A	30,351
100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016, 1.600%, 11/01/21, 144A (AMT)	No Opt. Call	A	100,456
125	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa2	130,981
250	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	268,212
385	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	436,544
50	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	55,091
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A	491,060
430	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/28 (AMT)	11/25 at 100.00	A1	506,239
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	8/21 at 100.00	Baa1	204,512
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
100	5.000%, 12/01/25	No Opt. Call	B1	109,844
100	5.250%, 12/01/28	12/25 at 100.00	B1	109,360
100	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	105,812
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
450	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	474,241
380	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	400,471
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
245	0.000%, 9/01/43 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (4)	341,378
490	0.000%, 9/01/45 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (4)	738,685
760	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	766,042
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
190	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (4)	203,775
290	5.000%, 1/01/23	No Opt. Call	A+	310,848
100	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021C, 2.000%, 8/15/46	8/30 at 100.00	AAA	93,789

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A:
$210	4.000%, 12/31/38	12/29 at 100.00	Baa2	246,674
125	4.000%, 12/31/39	12/29 at 100.00	Baa2	146,497
60	Texas State, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2020, 4.000%, 8/26/21	No Opt. Call	N/R	60,361
475	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	A-	533,862
7,235	Total Texas			8,125,311
	Virginia – 1.2%
200	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	204,764
130	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	133,724
120	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008C, 1.800%, 11/01/35 (Mandatory Put 4/01/22)	No Opt. Call	A2	121,325
300	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019, 5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	306,861
605	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	634,427
140	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 0.750%, 10/01/40 (Mandatory Put 9/02/25)	No Opt. Call	A2	141,330
50	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	51,174
1,545	Total Virginia			1,593,605
	Washington – 1.7%
1,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/23 (AMT)	No Opt. Call	AA-	1,082,400
5	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	5,810
275	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	329,665
100	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-1N, 2.200%, 6/01/41	6/30 at 100.00	Aaa	100,633
110	Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%, 12/20/35	No Opt. Call	BBB+	128,279

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$585	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa3	609,827
2,075	Total Washington			2,256,614
	West Virginia – 0.5%
100	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 4.500%, 6/01/27, 144A	No Opt. Call	N/R	110,186
155	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2010, 0.625%, 12/01/38 (Mandatory Put 12/15/25)	No Opt. Call	A-	154,243
115	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	117,394
80	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	90,410
240	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 3.375%, 6/01/29	6/27 at 100.00	A	266,825
690	Total West Virginia			739,058
	Wisconsin – 2.6%
600	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	693,636
350	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	385,392
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
65	4.050%, 11/01/30	5/26 at 100.00	BBB-	72,022
175	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB-	195,925
45	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/22	No Opt. Call	AA-	46,633
100	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-2, 5.000%, 2/15/51 (Mandatory Put 2/15/27)	8/26 at 100.00	A-	119,947
1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/26	12/24 at 100.00	AA-	1,726,770
305	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2020A, 2.700%, 9/01/35	9/29 at 100.00	AA	324,962
3,140	Total Wisconsin			3,565,287
	Wyoming – 0.1%
85	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A, 3.625%, 7/15/39	5/29 at 100.00	A	91,744
25	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1, 2.625%, 12/01/35	6/29 at 100.00	AA+	26,341
110	Total Wyoming			118,085
$122,031	Total Municipal Bonds (cost $119,927,130)			130,949,608

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 1.8%
	Electric Utilities – 1.8%
65,897	Energy Harbor Corp (7), (8), (9)	$2,479,374
	Total Common Stocks (cost $1,755,741)	2,479,374

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED SECURITIES – 0.1%
$110	Freddie Mac Multi-Family ML Certificates, Series ML 10, Series 2021	2.032%	1/25/38	AA+	$114,288
110	Total Asset-Backed Securities(cost $114,393)				114,288
	Total Long-Term Investments (cost $121,797,264)				133,543,270

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.9%
	MUNICIPAL BONDS – 0.9%
	National – 0.1%
$43	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rate Demand Obligations, Series 2018, 0.830%, 11/30/21 (SIFMA reference rate + 0.800% spread), 144A (10)	No Opt. Call	A+	$43,421
	Alabama – 0.5%
625	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (11)	No Opt. Call	F1	662,756
	Florida – 0.3%
425	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (11)	8/21 at 103.00	N/R	435,723
$1,093	Total Short-Term Investments (cost $1,093,421)			1,141,900
	Total Investments (cost $122,890,685) – 99.3%			134,685,170
	Other Assets Less Liabilities – 0.7%			975,994
	Net Assets Applicable to Common Shares – 100%			$135,661,164

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$130,949,608	$ —	$130,949,608
Common Stocks	—	2,479,374	—	2,479,374
Asset-Backed Securities	—	114,288	—	114,288
Short-Term Investments:
Municipal Bonds	—	1,141,900	—	1,141,900
Total	$ —	$134,685,170	$ —	$134,685,170

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlement during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 0.000%, 7/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.